Right-of-use asset/Lease Liability (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of lease expense
The table below presents the components of the Company’s finance lease expense for the year ended December 31, 2021 and 2022:

		December 31,
Description	Location in Statement of Operations	2021	2022
Finance lease cost:
Amortization of Right-of-use asset	Depreciation and amortization	$222	$1,301
Interest on Lease liability	Interest expense	73	463
Total		$295	$1,764